Accumulated Other Comprehensive Income - Schedule of AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning balance	$ 1,132,799	$ 1,286,607	$ 1,300,921
Other comprehensive loss, net of tax	(212,813)	20,340	22,728
Balance, ending balance	863,553	1,132,799	1,286,607
Foreign Currency Translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning balance	1,583	(11,530)	(24,951)
Other comprehensive loss, net of tax	(179,892)	13,113	13,421
Balance, ending balance	(178,309)	1,583	(11,530)
Unrealized Losses on Hedging Activities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning balance	0	0	0
Other comprehensive loss, net of tax	(3,874)	0	0
Balance, ending balance	(3,874)	0	0
Defined Benefit Pension Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning balance	(3,359)	(3,532)	(5,049)
Other comprehensive loss, net of tax	(450)	173	1,517
Balance, ending balance	(3,809)	(3,359)	(3,532)
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning balance	(1,776)	(15,062)	(30,000)
Other comprehensive loss, net of tax	(184,216)	13,286	14,938
Balance, ending balance	$ (185,992)	$ (1,776)	$ (15,062)